Form 5500, Schedule H, Part IV, Line 4i – Schedule of Assets (Held At End of Year)	12 Months Ended
Dec. 31, 2025
Fastenal Company & Subsidiaries 401(k) and Employee Stock Ownership Plan
Schedule of Asset Held for Investment [Line Items]
Form 5500, Schedule H, Part IV, Line 4i – Schedule of Assets (Held At End of Year)
Fastenal Company & Subsidiaries 401(k) and Employee Stock Ownership Plan, EIN 41-0948415, PN 001

(a)	(b) Issuer and Description	(c)Description of investment including maturity date, rate of interest, collateral, par, or maturity value	(e) Current Value
	FIAM Core Plus Commingled Cl. F	Common/Collective Trusts	$10,143,783
	Invesco Stable Value Ret Cl. 1	Common/Collective Trusts	22,812,882
	Vanguard Target Retirement Inc	Common/Collective Trusts	1,841,990
	Vanguard Target Retiremt 2020	Common/Collective Trusts	2,513,488
	Vanguard Target Retiremt 2025	Common/Collective Trusts	11,726,186
	Vanguard Target Retiremt 2030	Common/Collective Trusts	28,010,087
	Vanguard Target Retiremt 2035	Common/Collective Trusts	40,681,977
	Vanguard Target Retiremt 2040	Common/Collective Trusts	46,738,126
	Vanguard Target Retiremt 2045	Common/Collective Trusts	64,560,490
	Vanguard Target Retiremt 2050	Common/Collective Trusts	64,780,913
	Vanguard Target Retiremt 2055	Common/Collective Trusts	51,731,935
	Vanguard Target Retiremt 2060	Common/Collective Trusts	51,094,521
	Vanguard Target Retiremt 2065	Common/Collective Trusts	31,146,228
	Vanguard Target Retiremt 2070	Common/Collective Trusts	3,792,547
*	Fastenal Company Stock	Common Stock	316,565,240
	American Capital World	Mutual Funds	73,515,949
	American Europacific Growth R6	Mutual Funds	40,758,694
	Carillon Eagle Mid Cp. Grth. R6	Mutual Funds	16,316,711
	Fidelity 500 Index Fund	Mutual Funds	176,782,428
	Fidelity Mid Cap Index	Mutual Funds	20,077,295
	Fidelity Small Cap Index Fund	Mutual Funds	17,771,230
	Fidelity US Bond Index Fund	Mutual Funds	18,730,350
	John Hancock Disciplined Val. R6	Mutual Funds	56,716,585
	T Rowe Price Intl Discovery I	Mutual Funds	6,544,595
	T Rowe Price Small Cap Stock I	Mutual Funds	13,872,174
	Vanguard Federal Money Mkt. Inv.	Money Market	16,765,483
	BLF FedFund	Money Market	591,795
	Pending settlement fund	Pending Settlement Funds	16,289
			$1,206,599,971

*	Denotes a party-in-interest.
Cost column is omitted as cost is not required for participant directed investments.